UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               ------------------

Check here if Amendment []: Amendment Number:
                                             ---------------

       This Amendment (Check only one.):           [] is a restatement.
                                                   [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Anchorage Capital Group, L.L.C.
Address:   610 Broadway, 6th Floor
           New York, NY  10012


Form 13F File Number: 028-11711
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kevin Ulrich
Title:  Managing Member of Anchorage Advisors Management, LLC
Phone:  212-432-4600

Signature, Place and Date of Signing:

        /s/ Kevin Ulrich             New York, New York       November 15, 2010
---------------------------------  -----------------------    -----------------
           [Signature]                  [City, State]               [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                              ---------------

Form 13F Information Table Entry Total:              34
                                              ---------------

Form 13F Information Table Value Total:           $705,130
                                              ---------------
                                               (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




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

                                                Anchorage Capital Group, L.L.C.
                                                           FORM 13F
                                               Quarter Ended September 30, 2010

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                                                        VALUE     SHRS OR   SH/  PUT/ INVESTMENT   OTHER         VOTING AUTHORITY
                                                       --------   -------   ---  ---- ----------  --------  ------------------------
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN  CALL DISCRETION  MANAGERS   SOLE       SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
A123 SYS INC                 COM             03739T108   11,418   1,272,918  SH          SOLE                 1,272,918
AMR CORP                     COM             001765106    1,317     210,000  SH          SOLE                   210,000
APACHE CORP                  COM             037411105      418       4,280  SH          SOLE                     4,280
BEAZER HOMES USA INC         UNIT 99/99/9999 07556Q501    1,755      90,000  SH          SOLE                    90,000
BEAZER HOMES USA INC         NT SUB7.5%2013  07556Q402    2,831     125,000  SH          SOLE                                   NONE
BEAZER HOMES USA INC         COM             07556Q105   13,491   3,266,500  SH          SOLE                 3,266,500
BJS WHOLESALE CLUB INC       COM             05548J106   19,945     480,600  SH          SOLE                   480,600
BP PLC                       SPONSORED ADR   055622104   12,351     300,000  SH   PUT    SOLE                   300,000
CIT GROUP INC                COM NEW         125581801   40,116     982,764  SH          SOLE                   982,764
COINSTAR INC                 NOTE 4.000% 9/0 19259PAF9    3,904   3,000,000  PRN         SOLE                                   NONE
COTT CORP QUE                COM             22163N106    8,955   1,140,723  SH          SOLE                 1,140,723
DEX ONE CORP                 COM             25212W100   14,656   1,193,513  SH          SOLE                 1,193,513
DORAL FINL CORP              COM NEW         25811P886   12,622   7,603,692  SH          SOLE                 7,603,692
ENER1 INC                    COM NEW         29267A203   32,610   8,861,381  SH          SOLE                 8,861,381
ENERGY XXI (BERMUDA) LTD     USD UNRS SHS    G10082140   12,410     536,994  SH          SOLE                   536,994
FRONTEER GOLD INC            COM             359032109   47,296   6,591,623  SH          SOLE                 6,591,623
GYMBOREE CORP                COM             403777105    8,308     200,000  SH          SOLE                   200,000
HAMPTON ROADS BANKSHARES INC COM             409321106  139,264 153,020,190  SH          SOLE               153,020,190
ISTAR FINL INC               COM             45031U101    4,076   1,331,980  SH          SOLE                 1,331,980
LEAP WIRELESS INTL INC       COM NEW         521863308   18,525   1,500,000  SH          SOLE                 1,500,000
LEAR CORP                    COM NEW         521865204   82,764   1,048,569  SH          SOLE                 1,048,569
LIVEPERSON INC               COM             538146101   32,284   3,843,320  SH          SOLE                 3,843,320
OMNICARE INC                 DBCV 3.250%12/1 681904AL2   10,750  12,500,000  SH          SOLE                                   NONE
OWENS CORNING NEW            COM             690742101   16,019     625,000  SH          SOLE                   625,000
POPULAR INC                  COM             733174106   15,718   5,420,000  SH          SOLE                 5,420,000
QUAD / GRAPHICS INC          COM CL A        747301109    7,145     152,934  SH          SOLE                   152,934
RADWARE LTD                  ORD             M81873107    5,154     150,000  SH          SOLE                   150,000
REGIS CORP MINN              COM             758932107   19,130   1,000,000  SH          SOLE                 1,000,000
SEABRIDGE GOLD INC           COM             811916105    5,736     200,000  SH          SOLE                   200,000
SMURFIT-STONE CONTAINER CORP COM             83272A104    4,662     253,760  SH          SOLE                   253,760
STERLING FINL CORP WASH      COM             859319105    7,800  12,000,000  SH          SOLE                12,000,000
SUPERMEDIA INC               COM             868447103      840      79,475  SH          SOLE                    79,475
SYNOVUS FINL CORP            COM             87161C105   82,304  33,457,000  SH          SOLE                33,457,000
U S AIRWAYS GROUP INC        COM             90341W108    8,556     925,000  SH          SOLE                   925,000
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